DESCRIPTION OF THE BUSINESS (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Getty Images Holdings, Inc
DESCRIPTION OF THE BUSINESS
Assets industry leading sites	$ 520